Earnings per Share - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Diluted earnings per share [abstract]
Weighted average dilutive potential ordinary shares outstanding (in shares)	0	0	0